Accounting policies - Summary of Property, Plant and Equipment Useful Economic Life (Details)	12 Months Ended
Dec. 31, 2023
Bottom of range | Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life (in years)	3 years
Bottom of range | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life (in years)	3 years
Bottom of range | Computer hardware and software
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life (in years)	2 years
Top of range | Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life (in years)	6 years
Top of range | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life (in years)	10 years
Top of range | Computer hardware and software
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life (in years)	5 years